Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands			12 Months Ended
	Nov. 02, 2018	Nov. 02, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax rate on taxable income	15.00%		15.00%	25.00%
HNTE, reduced tax rate		15.00%
Withholding income tax rate				10.00%
Withholding income tax rate, Foreign invested enterprise			5.00%
Withholding income tax rate, ownership threshold			2,500
Net operating loss carryforwards			¥ 30,177	¥ 55,346	¥ 61,770
Net operating loss carryforwards, valuation allowance			30,113	55,217	61,770
Net operating loss carryforwards, expected to be utilized			¥ 64	¥ 129	¥ 0
Net operating loss carryforwards, carry over period			0 years	0 years
Net operating loss carryforwards, expiration term			2019 to 2029
Inland Revenue, Hong Kong [Member]
Tax rate on taxable income			16.50%
State Administration of Taxation, China [Member]
Tax rate on taxable income			25.00%